Post-employment benefits - Schedule of Defined Benefit Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Estimated contributions	R$ 150
Contributions made	216	R$ 523
Pension plan - FIU
Disclosure of defined benefit plans [line items]
Estimated contributions	21
Contributions made	69	70
Retirement plan - FUNBEP
Disclosure of defined benefit plans [line items]
Estimated contributions	129
Contributions made	R$ 147	R$ 453